PREFERRED STOCK (Tables)	12 Months Ended
Dec. 31, 2014
Schedule Of Share Based Payment Award Stock Options Valuation Assumptions1 [Table Text Block]
The fair value was determined to be using the Black-Scholes model with the following assumptions which the Company believes approximates the fair value under a binomial lattice model:

Annualized volatility (1)	305%
Contractual term	5.0
Risk-free investment rate	1.65%
Dividend yield	0.0%

Warrant [Member]
Schedule of Share-based Compensation, Stock Options, Activity [Table Text Block]
The following table summarizes the Company’s warrant activity for the years ended December 31, 2013 and December 31, 2014:

		Weighted	Weighted Average
	Number of	Average	Remaining
	Warrants	Exercise Price	Contractual Term
Outstanding as of December 31, 2012	12,584,829	$0.04	4.74
Issued in connection with convertible debt offerings	83,333,250	0.06
Exercised	—	—
Cancelled	(11,364,773)	0.04
Outstanding as of December 31, 2013	84,553,306	$0.06	2.69
Issued in connection with warrant exchange	45,000,000	0.12
Exercised	(82,916,584)	0.06
Outstanding (exercisable) as of December 31, 2014	46,636,722	$0.12	4.06